                     SUPPLEMENT DATED MARCH 21, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 29, 2005
                           VAN KAMPEN COMSTOCK FUND,
 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005, SEPTEMBER 22, 2005, JANUARY 31,
                                      2006
                              AND FEBRUARY 6, 2006
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
   EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005, SEPTEMBER 22, 2005 AND
                                JANUARY 31, 2006
                       VAN KAMPEN EQUITY AND INCOME FUND,
 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005, AUGUST 19, 2005, SEPTEMBER 22,
                                     2005,
                     JANUARY 31, 2006 AND FEBRUARY 6, 2006

                              DATED APRIL 29, 2005
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005, SEPTEMBER 22, 2005 AND JANUARY
                                    31, 2006

                              DATED JULY 29, 2005
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND,
EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005, SEPTEMBER 22, 2005, NOVEMBER
                                    17, 2005
                              AND JANUARY 31, 2006
                         VAN KAMPEN MID CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
   EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005, SEPTEMBER 22, 2005 AND
                                JANUARY 31, 2006
                       VAN KAMPEN SMALL CAP GROWTH FUND,
 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005, AUGUST 19, 2005, SEPTEMBER 22,
                                      2005
                              AND JANUARY 31, 2006

                            DATED SEPTEMBER 30, 2005
                            VAN KAMPEN RESERVE FUND

                             DATED OCTOBER 31, 2005
                             VAN KAMPEN PACE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006
                         VAN KAMPEN TAX FREE MONEY FUND

                             DATED OCTOBER 31, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF IT SERIES,
                     VAN KAMPEN INTERNATIONAL GROWTH FUND,
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 16, 2005 AND JANUARY 31, 2006

                            DATED DECEMBER 30, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006
                          VAN KAMPEN TECHNOLOGY FUND,
        AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006 AND MARCH 9, 2006

                            DATED DECEMBER 30, 2005
                        VAN KAMPEN EMERGING GROWTH FUND
                        VAN KAMPEN CORPORATE BOND FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON JANUARY 31, 2006

                             DATED JANUARY 31, 2006
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

                             DATED JANUARY 31, 2006
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 8, 2006
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                             DATED FEBRUARY 6, 2006
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                            VAN KAMPEN LEADERS FUND

The Statement of Additional Information is hereby supplemented as follows:

     (1) Effective March 1, 2006, Joseph J. McAlinden has resigned as Executive Vice President and Chief Investment Officer of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

     (2) Effective March 1, 2006, in the section entitled "TRUSTEES AND OFFICERS--OFFICERS," the following is hereby added:

Dennis Shea (52)               Vice President  Officer     Managing Director of Morgan Stanley
1221 Avenue of the Americas                    since 2006  Investment Advisors Inc., Morgan
New York, NY 10020                                         Stanley Investment Management Inc.,
                                                           the Adviser and Van Kampen Advisors
                                                           Inc. Chief Investment Officer--Global
                                                           Equity of the same entities since
                                                           February 2006. Vice President of
                                                           Morgan Stanley Institutional and
                                                           Retail Funds since February 2006.
                                                           Vice President of funds in the Fund
                                                           Complex since March 2006. Previously,
                                                           Managing Director and Director of
                                                           Global Equity Research at Morgan
                                                           Stanley from April 2000 to February
                                                           2006.
J. David Germany (51)          Vice President  Officer     Managing Director of Morgan Stanley
25 Cabot Square, Canary Wharf                  since 2006  Investment Advisors Inc., Morgan
London, GBR E14 4QA                                        Stanley Investment Management Inc.,
                                                           the Adviser and Van Kampen Advisors
                                                           Inc. Chief Investment Officer--Global
                                                           Fixed Income of the same entities
                                                           since December 2005. Managing
                                                           Director and Director of Morgan
                                                           Stanley Investment Management Ltd.
                                                           Vice President of Morgan Stanley
                                                           Institutional and Retail Funds since
                                                           February 2006. Vice President of
                                                           funds in the Fund Complex since March
                                                           2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                TRUSPTSAI1  3/06